Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities

Note 3. Investment Securities

The amortized cost and fair value of investment securities at December 31, 2011 and 2010 are as follows:

2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S.
Government agencies	$234,356,518	$722,520	$140,550	$234,938,488
Mortgage-backed securities	32,434,828	2,683,030	—	35,117,858
Other investments	100,630,480	5,041,716	1,220,737	104,451,459

Total	$367,421,826	$8,447,266	$1,361,287	$374,507,805

2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S.
Government agencies	$189,562,570	$554,078	$3,958,720	$186,157,928
Mortgage-backed securities	35,705,524	2,084,854	30,435	37,759,943
Other investments	102,967,677	1,064,488	3,219,735	100,812,430

Total	$328,235,771	$3,703,420	$7,208,890	$324,730,301

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010 (in thousands):

December 31, 2011	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$24,859	$140	$—	$—	$24,859	$140
Other investments	4,583	138	2,991	1,083	7,574	1,221

Total	$29,442	$278	$2,991	$1,083	$32,433	$1,361

December 31, 2010	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$97,618	$3,959	$—	$—	$97,618	$3,959
Mortgage-backed securities	1,033	30	—	—	1,033	30
Other investments	26,730	753	15,575	2,467	42,305	3,220

Total	$125,381	$4,742	$15,575	$2,467	$140,956	$7,209

Other investments. The Company’s unrealized loss on other investments relates to state, county and municipal bonds and an investment in a pooled trust preferred security that have seen a decline in value. The decline in value of the state, county and municipal bonds is due to changes in interest rates, resulting in unrealized losses of $156,570 and $2,010,949 in 2011 and 2010, respectively. It is not expected that these securities would be settled at a price less than amortized cost of the Company’s investment. Because the decline in fair value is attributable to changes in interest rates and not credit quality and because the Company does not intend to sell and it is more-likely-than-not that the Company will not be required to sell these investments until a recovery of fair value, which may be at maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2011 or 2010.

The decline in value of the pooled trust preferred security is related to the deterioration of the markets for these types of securities brought about by the lowered credit ratings and past deferrals and defaults of the underlying issuing financial institutions, resulting in unrealized losses of $1,064,167 and $1,208,785 in 2011 and 2010, respectively. The Company owns a senior tranche of this security and therefore has a higher degree of which future deferrals and defaults would be required before the cash flow for the Company’s tranche is negatively impacted. The Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell at a price less than amortized cost prior to maturity. Given these factors, the Company does not consider the investment to be other-than-temporarily impaired at December 31, 2011 or 2010.

The amortized cost and estimated fair value of securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized
	Cost	Fair Value
Securities available-for-sale
Due in one year or less	$7,279,053	7,342,506
Due after one year through five years	12,691,967	13,049,436
Due after five years through ten years	60,991,618	62,968,675
Due after ten years	286,459,188	291,147,188

Total	$367,421,826	374,507,805

Investment securities with carrying values of $141,330,905 and $119,538,755 at December 31, 2011 and 2010, respectively, were pledged as collateral for public deposits.

Gross realized gains and losses are included in other income. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2011	2010	2009
Gross realized gains	$715,223	$707,407	$573,385
Gross realized losses	—	(42,794)	—

	$715,223	$664,613	$573,385